SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Warranty cost (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	May 31, 2009	Aug. 31, 2011	Jun. 30, 2009	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warranty cost
Warranty accrual rate for sales of solar modules as a percentage of revenue				1.00%
Unamortized carrying amount of insurance premium				$ 528	$ 1,728
Insurance receivable				87,729	82,532
Warranty adjustment				2,622
Downward adjustment of other non-current assets				2,153
Warranty costs (net effect of adjustment) included in cost of revenues				$ 45,053	$ 26,931	$ 28,044
80% initial power capacity
Warranty cost
Warranty accrual rate for sales of solar modules as a percentage of revenue				80.70%
Standard solar modules
Warranty cost
Term of insurance policy over which the insurance premium will be amortized				25 years
Guarantee of solar modules for defects in materials and engineering design, installation and construction	2 years
Warranty period of solar modules and products against decline of more than 10% of initial power generation capacity	10 years
Warranty period of solar modules and products against decline of more than 20% of initial power generation capacity	25 years
Minimum percentage of decline in initial minimum power generation capacity for 10 years	10.00%
Minimum percentage of decline in initial minimum power generation capacity for 25 years	20.00%
Standard solar modules | Material and workmanship
Warranty cost
Term of insurance policy over which the insurance premium will be amortized		10 years	6 years	12 years
Standard solar modules | 97 % initial power capacity
Warranty cost
Warranty accrual rate for sales of solar modules as a percentage of revenue				97.50%
Standard solar modules | 93% initial power capacity
Warranty cost
Warranty accrual rate for sales of solar modules as a percentage of revenue				0.70%
Solar Power Project
Warranty cost
Guarantee of solar modules for defects in materials and engineering design, installation and construction				10 years
Bifacial module and double glass module
Warranty cost
Warranty period of solar modules and products against decline of more than 10% of initial power generation capacity				30 years
Minimum
Warranty cost
Term of insurance policy over which the insurance premium will be amortized				25 years
Maximum
Warranty cost
Term of insurance policy over which the insurance premium will be amortized				30 years